Related Party Transactions - Significant Transactions Between the Company, Excluding the Controlling Company, and Related Companies (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of transactions between related parties [line items]
Sales	₩ 88,506
Other sales	16,424
Purchase of material	4,769
Other purchases	2,144
Pospower Co Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	163,167
TK CHEMICAL CORPORATION [member]
Disclosure of transactions between related parties [line items]
Sales	172,133
Purchase of material	63,836
Company, excluding the controlling company [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	15,637	₩ 19,394	₩ 19,513
Purchase of material	39	83	98
Other purchases	14,778	24,103	8,113
Company, excluding the controlling company [member] | New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Sales	33,885	30,997	223,567
Other sales	44,131	53,316	13,207
Other purchases	36	97	49
Company, excluding the controlling company [member] | SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	74,034	66,075	26,288
Other sales		128
Purchase of material	35,910	2,395	3,578
Other purchases	65,503	71,421	17,985
Company, excluding the controlling company [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	1,156	25,693	42,147
Company, excluding the controlling company [member] | Noeul Green Energy Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	6,579	6,444	11,863
Other purchases	1,217	587	2,178
Company, excluding the controlling company [member] | VSC POSCO Steel Corporation [member]
Disclosure of transactions between related parties [line items]
Sales		12,504	19,404
Purchase of material		2,314	188
Company, excluding the controlling company [member] | USS-POSCO Industries [member]
Disclosure of transactions between related parties [line items]
Sales	4		26,899
Other sales			107
Purchase of material	1,835	2,595	2,222
Company, excluding the controlling company [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales	98,330	239,922	241,299
Other sales	12,718	9,678
Purchase of material	416,541	346,602	101,018
Other purchases	23,398	26,324	21,154
Company, excluding the controlling company [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	34,895	46,538	38,484
Purchase of material	39,733	62,851	47,241
Company, excluding the controlling company [member] | LLP POSUK Titanium [member]
Disclosure of transactions between related parties [line items]
Purchase of material		944	3,972
Company, excluding the controlling company [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	10		4
Purchase of material	4,222	10,572	20,145
Company, excluding the controlling company [member] | POS-SEAHSTEELWIRE (TIANJIN) CO., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	11,500	12,244	20,004
Company, excluding the controlling company [member] | PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Other sales	772	168
Purchase of material	45,841	15,663	21,024
Company, excluding the controlling company [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	30,083	30,417	34,088
Purchase of material	353	249	192
Company, excluding the controlling company [member] | Zhangjiagang Pohang Refractories Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Purchase of material			87
Other purchases			1,632
Company, excluding the controlling company [member] | Sebang Steel [member]
Disclosure of transactions between related parties [line items]
Sales			441
Purchase of material	4,862	13,571	23,778
Company, excluding the controlling company [member] | SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN'L TRADING CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Sales			43,764
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Other sales			99
Purchase of material	71,275	46,293	47,092
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	64
Other sales	42,010	50,789	62,423
Company, excluding the controlling company [member] | Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	252,125	359,124	272,107
Other sales	53,596	62,375	43,126
Purchase of material	31,460	20,136	19,520
Other purchases	28,039	50,918	19,483
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	982,108	849,352	1,019,872
Other sales	169,651	176,454	118,962
Purchase of material	720,676	523,324	290,155
Other purchases	₩ 135,115	₩ 173,450	₩ 70,594